Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments as of December 31 are as follows:

	2013
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value
Financial assets:
Cash and cash equivalents	$42,599	$42,599	$—	$—	$42,599
Securities available-for-sale	101,722	1,125	100,597	—	101,722
Securities held-to-maturity	44,350	—	42,643	—	42,643
Restricted stock	5,463	—	5,463	—	5,463
Net loans	374,040	—	—	375,055	375,055
Bank-owned life insurance	9,551	9,551	—	—	9,551
Accrued interest receivable	1,374	1,374	—	—	1,374
Financial liabilities:
Deposits	$480,933	$346,589	$—	$135,106	$481,695
Short-term borrowings	48,671	48,671	—	—	48,671
Other borrowings	12,459	—	—	12,559	12,559
Accrued interest payable	96	96	—	—	96

	2012
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value
Financial assets:
Cash and cash equivalents	$66,878	$66,878	$—	$—	$66,878
Securities available-for-sale	129,291	169	129,122	—	129,291
Restricted stock	5,463	—	5,463	—	5,463
Net loans	360,000	—	—	367,028	367,028
Bank-owned life insurance	8,298	8,298	—	—	8,298
Accrued interest receivable	1,317	1,317	—	—	1,317
Financial liabilities:
Deposits	$475,443	$317,369	$—	$159,573	$476,942
Short-term borrowings	43,992	43,992	—	—	43,992
Other borrowings	12,672	—	—	13,772	13,772
Accrued interest payable	135	135	—	—	135